FAIR VALUE MEASUREMENT - Summary of assets measured at fair value on a recurring basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	¥ 1,512,953	¥ 2,199,372
Trading debt securities and Available-for-sale debt investments
Unrealized gains	4,318
Unrealized loss		4,258
Short-term investments	2,923,864	2,774,000	$ 423,920
Short-term investments, available-for-sale debt securities current	1,512,953	2,199,372
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	1,512,953
Trading debt securities and Available-for-sale debt investments
Original cost	1,508,635
Unrealized gains	4,318
Unrealized loss	0
Provision for decline in value	0
Short-term investments	2,716,948
Short-term investments, available-for-sale debt securities current	1,512,953
Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value-Short-term investments	1,203,995
Investments elected to measure at fair value
Unrealized gain	1,422
Available-for-sale Investments [Member]
Trading debt securities and Available-for-sale debt investments
Original cost		2,203,630
Unrealized gains		0
Unrealized loss		4,258
Provision for decline in value		0
Available-for-sale debt investments-Total		2,199,372
Available-for-sale Investments [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		2,199,372
Trading debt securities and Available-for-sale debt investments
Original cost		2,203,630
Unrealized gains		0
Unrealized loss		4,258
Provision for decline in value		0
Short-term investments, available-for-sale debt securities current		2,199,372
Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Trading debt securities and Available-for-sale debt investments
Available-for-sale debt investments-Total		2,199,372
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	1,512,953	2,199,372
Trading debt securities and Available-for-sale debt investments
Original cost	1,508,635
Unrealized gains	4,318
Unrealized loss	0
Provision for decline in value	0
Short-term investments, available-for-sale debt securities current	1,512,953	2,199,372
Quoted Prices in Active Market for Identical Assets [Member] | Fair Value, Recurring [Member]
Trading debt securities and Available-for-sale debt investments
Short-term investments	0
Quoted Prices in Active Market for Identical Assets [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value-Short-term investments	0
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Trading debt securities and Available-for-sale debt investments
Available-for-sale debt investments-Total		0
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	0	0
Trading debt securities and Available-for-sale debt investments
Short-term investments, available-for-sale debt securities current	0	0
Significant Other Observable Inputs [Member] | Fair Value, Recurring [Member]
Trading debt securities and Available-for-sale debt investments
Short-term investments	2,716,948
Significant Other Observable Inputs [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value-Short-term investments	1,203,995
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Trading debt securities and Available-for-sale debt investments
Available-for-sale debt investments-Total		2,199,372
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	1,512,953	2,199,372
Trading debt securities and Available-for-sale debt investments
Short-term investments, available-for-sale debt securities current	1,512,953	2,199,372
Significant Unobservable Inputs [Member] | Fair Value, Recurring [Member]
Trading debt securities and Available-for-sale debt investments
Short-term investments	0
Significant Unobservable Inputs [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value-Short-term investments	0
Significant Unobservable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Trading debt securities and Available-for-sale debt investments
Available-for-sale debt investments-Total		0
Significant Unobservable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	0	0
Trading debt securities and Available-for-sale debt investments
Short-term investments, available-for-sale debt securities current	¥ 0	¥ 0